Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended		17 Months Ended	22 Months Ended	40 Months Ended	48 Months Ended	60 Months Ended		73 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	81 Months Ended	85 Months Ended	93 Months Ended	95 Months Ended	102 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Oct. 11, 2023	Aug. 31, 2023	May 31, 2023	Apr. 19, 2023	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2022	Oct. 28, 2021	Aug. 31, 2021	Mar. 01, 2021	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Jan. 28, 2019	Dec. 12, 2018	Oct. 29, 2018	Oct. 16, 2018	Jun. 15, 2018	Feb. 28, 2018	Jan. 29, 2018	May 17, 2017	Apr. 05, 2017	Feb. 28, 2017	Sep. 14, 2016	Feb. 29, 2016	Feb. 28, 2015
C000171065 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan BetaBuilders USD High Yield Corporate Bond ETF - Net Asset Value
Account Value	$ 14,704	$ 14,704	$ 14,704	$ 14,704	$ 14,704	$ 14,704	$ 14,704	$ 14,704	$ 14,704	$ 14,704	$ 14,704	$ 14,704	$ 14,704	$ 14,704	$ 14,704	$ 14,704	$ 14,704	$ 14,704	$ 14,704				$ 13,408						$ 12,155		$ 12,816				$ 12,775	$ 11,924	$ 11,238						$ 10,737				$ 10,424	$ 10,000
Average Annual Return, Percent		9.66%						4.28%									4.66%
C000172198 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Ultra-Short Income ETF - Net Asset Value
Account Value	12,373	$ 12,373	12,373	12,373	12,373	12,373	12,373	$ 12,373	12,373	12,373	12,373	12,373	12,373	12,373	$ 12,373	12,373	$ 12,373	12,373	12,373				11,707						11,119		10,901				10,914	10,730	10,397						10,125		$ 10,000
Average Annual Return, Percent		5.69%						2.89%							2.77%
C000172241 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan International Bond Opportunities ETF - Net Asset Value
Account Value	13,014	$ 13,014	13,014	13,014	13,014	13,014	13,014	$ 13,014	13,014	13,014	13,014	13,014	13,014	13,014	$ 13,014	$ 13,014	13,014	13,014	13,014				12,248						11,546		11,759				11,945	11,372	10,592						10,378			$ 10,000
Average Annual Return, Percent		6.26%						2.73%								3.39%
C000196949 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan USD Emerging Markets Sovereign Bond ETF - Net Asset Value
Account Value	11,155	$ 11,155	11,155	11,155	11,155	11,155	11,155	$ 11,155	11,155	11,155	11,155	11,155	11,155	$ 11,155	11,155	$ 11,155	11,155	11,155	11,155				10,450						9,745		10,432				11,337	11,248	10,021						9,797	$ 10,000
Average Annual Return, Percent		6.75%						(0.17%)						1.56%
C000200807 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan BetaBuilders MSCI US REIT ETF - Net Asset Value
Account Value	15,697	$ 15,697	15,697	15,697	15,697	15,697	15,697	$ 15,697	15,697	15,697	15,697	15,697	$ 15,697	$ 15,697	15,697	15,697	15,697	15,697	15,697				13,537						12,818		14,539				11,768	11,384	10,940					$ 10,000
Average Annual Return, Percent		15.96%						6.63%					6.95%
C000205212 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Core Plus Bond ETF - Net Asset Value
Account Value	11,649	$ 11,649	11,649	11,649	11,649	11,649	11,649	$ 11,649	$ 11,649	11,649	11,649	11,649	$ 11,649	11,649	11,649	11,649	11,649	11,649	11,649				10,865						10,389		11,384				11,576	11,231	10,097	$ 10,000
Average Annual Return, Percent		7.21%						0.73%	2.54%
C000205215 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Municipal ETF - Net Asset Value
Account Value	12,059	$ 12,059	12,059	12,059	12,059	12,059	12,059	$ 12,059	$ 12,059	12,059	$ 12,059	12,059	12,059	12,059	12,059	12,059	12,059	12,059	12,059				11,673						11,069		11,516				11,589	11,528	10,474			$ 10,000
Average Annual Return, Percent		3.31%						0.90%			3.00%
C000205216 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Ultra-Short Municipal Income ETF - Net Asset Value
Account Value	11,348	$ 11,348	11,348	11,348	11,348	11,348	11,348	$ 11,348	11,348	11,348	$ 11,348	$ 11,348	11,348	11,348	11,348	11,348	11,348	11,348	11,348				10,961						10,581		10,475				10,495	10,326	10,116				$ 10,000
Average Annual Return, Percent		3.53%						1.91%				2.01%
C000206281 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF - Net Asset Value
Account Value	11,890	$ 11,890	11,890	11,890	11,890	11,890	11,890	$ 11,890	11,890	$ 11,890	11,890	$ 11,890	11,890	11,890	11,890	11,890	11,890	11,890	11,890				11,162						10,565		11,767				12,214	11,949	10,326		$ 10,000
Average Annual Return, Percent		6.52%						(0.10%)		2.83%
C000206282 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan BetaBuilders U.S. Aggregate Bond ETF - Net Asset Value
Account Value	10,968	$ 10,968	10,968	10,968	10,968	10,968	10,968	$ 10,968	10,968	$ 10,968	10,968	10,968	10,968	10,968	10,968	10,968	10,968	10,968	10,968				10,372						10,052		11,157				11,472	11,358	10,190		10,000
Average Annual Return, Percent		5.75%						(0.70%)		1.50%
C000225677 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Short Duration Core Plus ETF - Net Asset Value
Account Value	10,734	$ 10,734	10,734	10,734	10,734	$ 10,734	10,734	$ 10,734	10,734	$ 10,734	10,734	10,734	10,734	10,734	10,734	10,734	10,734	10,734	10,734		$ 10,481		10,043			$ 9,713			9,541	$ 9,483	9,837		$ 10,098	$ 10,000
Average Annual Return, Percent		6.89%				1.79%
C000229632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Income ETF - Net Asset Value
Account Value	10,952	$ 10,952	10,952	10,952	$ 10,952	$ 10,952	10,952	10,952	10,952	10,952	10,952	10,952	10,952	10,952	10,952	10,952	10,952	10,952	10,952		10,611		10,120			9,716			9,487	9,404	9,864	$ 10,000
Average Annual Return, Percent		8.22%			2.76%
C000231436 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Inflation Managed Bond ETF - Net Asset Value
Account Value	12,759	$ 12,759	12,759	12,759	$ 12,759	12,759	12,759	$ 12,759	12,759	12,759	12,759	12,759	12,759	12,759	12,759	12,759	12,759	12,759	$ 12,759				11,890						11,446		12,272				11,773	11,245	10,525						10,379				10,347		$ 9,944	$ 10,000
Average Annual Return, Percent		7.31%						2.56%											2.47%
C000231439 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Realty Income ETF - Net Asset Value
Account Value	17,210	$ 17,210	17,210	17,210	17,210	17,210	17,210	$ 17,210	17,210	17,210	17,210	17,210	17,210	17,210	17,210	17,210	17,210	17,210	$ 17,210				14,805						14,162		16,358				13,119	12,450	11,503						9,701				10,733		9,496	10,000
Average Annual Return, Percent		16.24%						6.69%											5.58%
C000240901 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF - Net Asset Value
Account Value	10,810	$ 10,810	10,810	$ 10,810	10,810	10,810	10,810	$ 10,810	10,810	10,810	10,810	10,810	10,810	10,810	10,810	10,810	10,810	10,810	$ 10,810	$ 10,664	10,613	$ 10,338	10,271	$ 10,163		10,030	$ 10,009	$ 10,000
Average Annual Return, Percent		5.25%		4.27%
C000240902 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF - Net Asset Value
Account Value	10,576	$ 10,576	10,576	$ 10,576	10,576	10,576	10,576	10,576	10,576	10,576	10,576	10,576	10,576	10,576	10,576	10,576	10,576	10,576	10,576	10,431	10,498	10,031	10,041	9,907		9,861	10,011	10,000
Average Annual Return, Percent		5.33%		3.05%
C000240903 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF - Net Asset Value
Account Value	9,564	$ 9,564	9,564	$ 9,564	9,564	9,564	9,564	9,564	9,564	9,564	9,564	9,564	9,564	9,564	9,564	9,564	9,564	9,564	9,564	9,603	9,776	9,070	9,334	8,994		9,398	9,925	10,000
Average Annual Return, Percent		2.46%		(2.37%)
C000241196 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan High Yield Municipal ETF - Net Asset Value
Account Value	12,590	$ 12,590	12,590	$ 12,590	12,590	12,590	$ 12,590	12,590	12,590	12,590	12,590	12,590	12,590	12,590	12,590	12,590	12,590	$ 12,590	12,590				11,740						11,196		12,668				12,468	12,519	11,067						10,606				10,362		10,242	10,000
Average Annual Return, Percent		7.25%					0.11%											2.33%
C000241197 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Limited Duration Bond ETF - Net Asset Value
Account Value	12,656	$ 12,656	12,656	12,656	12,656	12,656	$ 12,656	$ 12,656	12,656	12,656	12,656	12,656	12,656	12,656	12,656	12,656	12,656	$ 12,656	$ 12,656				11,852						11,176		11,259				11,367	11,177	10,693						10,403				10,226		10,066	10,000
Average Annual Return, Percent		6.78%						2.52%											2.38%
C000241198 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Sustainable Municipal Income ETF - Net Asset Value
Account Value	12,117	$ 12,117	12,117	12,117	12,117	12,117	12,117	$ 12,117	12,117	12,117	12,117	12,117	12,117	12,117	12,117	12,117	12,117	12,117	$ 12,117				11,684						11,094		11,722				11,819	11,649	10,850						10,480				10,329		10,346	10,000
Average Annual Return, Percent		3.71%						0.79%											1.94%
C000244901 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Active Bond ETF - Net Asset Value
Account Value	11,381	$ 11,381	$ 11,381	11,381	11,381	11,381	11,381	$ 11,381	11,381	11,381	11,381	11,381	11,381	11,381	11,381	11,381	11,381	11,381	$ 11,381	11,208	11,200	10,642	10,595	10,307	$ 10,000
Average Annual Return, Percent		7.42%	9.80%
Bloomberg U S Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value	11,290	$ 11,290	$ 11,290	$ 11,290	$ 11,290	$ 11,290	11,290	$ 11,290	$ 11,290	$ 11,290	11,290	11,290	11,290	11,290	$ 11,290	11,290	$ 11,290	11,290	$ 11,290	11,172	11,186	10,675	10,670	10,453	$ 10,000	9,786	9,891	10,000	10,052	8,928	11,134	$ 10,000			11,436	11,280	10,100	$ 10,000	10,000				9,836		10,000		9,787	10,000	10,150	10,000
Average Annual Return, Percent		5.81%	7.77%	3.76%	(1.35%)	(0.99%)		(0.52%)	1.50%	1.70%					1.39%		1.24%		1.51%
ICE BofA US High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US High Yield Index
Account Value	15,252	$ 15,252	$ 15,252	$ 15,252	$ 15,252	$ 15,252	15,252	$ 15,252	$ 15,252	$ 15,252	15,252	15,252	15,252	15,252	$ 15,252	15,252	$ 15,252	15,252	$ 15,252				13,858						12,480		13,201				13,095	12,056	11,383						10,918				10,486	$ 10,000
Average Annual Return, Percent		10.06%						4.82%									5.27%
ICE BofA 3 Month US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-Month US Treasury Bill Index
Account Value	11,929	$ 11,929	11,929	11,929	11,929	11,929	11,929	$ 11,929	11,929	11,929	11,929	11,929	11,929	11,929	$ 11,929	11,929	$ 11,929	11,929	11,929				11,351						10,785		10,562				10,558	10,515	10,291						10,085		$ 10,000
Average Annual Return, Percent		5.09%						2.56%							2.29%
Bloomberg Multiverse ex USA USD Hedged Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Multiverse ex-USA (USD Hedged) Index
Account Value	12,022	$ 12,022	12,022	12,022	12,022	12,022	12,022	$ 12,022	12,022	12,022	12,022	12,022	12,022	12,022	$ 12,022	$ 12,022	12,022	12,022	12,022				11,315						10,563		11,322				11,559	11,587	10,610						10,171			$ 10,000
Average Annual Return, Percent		6.25%						0.74%								2.42%
Bloomberg Global Aggregate Index Unhedged USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index - Unhedged USD
Account Value	9,638	$ 9,638	9,638	9,638	9,638	9,638	9,638	$ 9,638	9,638	9,638	9,638	9,638	9,638	$ 9,638	9,638	$ 9,638	9,638	9,638	9,638				9,359						9,077		10,506				11,096	10,636	9,855						9,911	10,000
Average Annual Return, Percent		2.98%						(1.95%)						(0.59%)
JPMorgan Emerging Markets Risk Aware Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Emerging Markets Risk-Aware Bond Index
Account Value	11,597	$ 11,597	11,597	11,597	11,597	11,597	11,597	$ 11,597	11,597	11,597	11,597	11,597	11,597	$ 11,597	11,597	11,597	11,597	11,597	11,597				10,801						10,009		10,656				11,534	11,349	10,073						9,793	$ 10,000
Average Annual Return, Percent		7.37%						0.43%						2.12%
MSCI USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Index
Account Value	24,449	$ 24,449	24,449	24,449	24,449	24,449	24,449	$ 24,449	24,449	24,449	24,449	24,449	$ 24,449	$ 24,449	24,449	24,449	24,449	24,449	24,449				20,623						15,776		17,242				15,074	11,243	10,380					10,000
Average Annual Return, Percent		18.55%						16.81%					10.70%
MSCI US REIT Custom Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI US REIT Custom Capped Index
Account Value	15,313	$ 15,313	15,313	15,313	15,313	15,313	15,313	$ 15,313	15,313	15,313	15,313	15,313	$ 15,313	15,313	15,313	15,313	15,313	15,313	15,313				13,191						12,477		14,137				11,424	11,053	10,612					$ 10,000
Average Annual Return, Percent		16.09%						6.74%					7.07%
Bloomberg US Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Index
Account Value	12,590	$ 12,590	12,590	12,590	12,590	12,590	12,590	$ 12,590	12,590	12,590	$ 12,590	$ 12,590	$ 12,590	12,590	12,590	12,590	12,590	$ 12,590	12,590				12,228						11,600		12,223				12,304	12,175	11,123			10,000	10,000		10,682				10,421		10,395	10,000
Average Annual Return, Percent		2.96%						0.67%			2.51%	2.55%						2.33%
Bloomberg U S 1 15 Year Blend 1 17 Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index
Account Value	11,660	$ 11,660	11,660	11,660	11,660	11,660	11,660	$ 11,660	11,660	11,660	$ 11,660	$ 11,660	11,660	11,660	11,660	11,660	11,660	$ 11,660	$ 11,660				11,336						10,836		11,168				11,295	11,142	10,350			$ 10,000			10,542				10,360		10,358	10,000
Average Annual Return, Percent		2.86%						0.91%			2.42%								2.14%
Bloomberg 1 Year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-Year Municipal Bond Index
Account Value	11,161	$ 11,161	11,161	11,161	11,161	11,161	11,161	$ 11,161	11,161	11,161	$ 11,161	$ 11,161	11,161	11,161	11,161	11,161	11,161	11,161	$ 11,161				10,778						10,410		10,448				10,512	10,374	10,123				$ 10,000
Average Annual Return, Percent		3.56%						1.47%				1.75%
Bloomberg U S Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate Bond Index
Account Value	11,930	$ 11,930	11,930	11,930	11,930	11,930	11,930	$ 11,930	11,930	$ 11,930	11,930	$ 11,930	11,930	11,930	11,930	11,930	11,930	11,930	11,930				11,196						10,565		11,795				12,211	11,879	10,257		$ 10,000
Average Annual Return, Percent		6.56%						0.09%		2.98%
Bloomberg 1 5 Year Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year Government/Credit Index
Account Value	10,399	$ 10,399	10,399	10,399	10,399	$ 10,399	10,399	$ 10,399	10,399	$ 10,399	10,399	10,399	10,399	10,399	10,399	10,399	10,399	10,399	10,399		10,223		9,839			9,583			9,411	$ 9,471	9,803		$ 10,059	$ 10,000
Average Annual Return, Percent		5.69%				0.91%
Bloomberg 1 10 Year U S TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-10 Year U.S. TIPS Index
Account Value	13,004	$ 13,004	13,004	13,004	13,004	$ 13,004	13,004	$ 13,004	13,004	13,004	13,004	13,004	13,004	13,004	13,004	13,004	13,004	13,004	$ 13,004				12,186						11,755		12,637				11,975	11,300	10,477						10,252				10,284		10,000	10,000
Average Annual Return, Percent		6.71%						2.85%											2.66%
Bloomberg U S Intermediate Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Aggregate Index
Account Value	11,718	$ 11,718	11,718	11,718	11,718	11,718	11,718	$ 11,718	11,718	11,718	11,718	11,718	11,718	11,718	11,718	11,718	11,718	11,718	$ 11,718				11,045						10,651		11,480				11,787	11,550	10,654						10,308				10,298		10,207	10,000
Average Annual Return, Percent		6.09%						0.29%											1.60%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value	33,877	$ 33,877	33,877	33,877	33,877	33,877	$ 33,877	$ 33,877	33,877	33,877	33,877	33,877	33,877	33,877	33,877	33,877	33,877	33,877	$ 33,877				28,611						21,932		23,759				20,414	15,549	14,371						13,729				11,724		9,381	10,000
Average Annual Return, Percent		18.41%					16.85%												12.98%
FTSE NAREIT All Equity REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE NAREIT All Equity REITs Index
Account Value	18,010	$ 18,010	18,010	18,010	18,010	18,010	$ 18,010	$ 18,010	18,010	18,010	18,010	18,010	18,010	18,010	18,010	18,010	18,010	18,010	$ 18,010				15,818						15,168		17,269				14,179	13,707	12,694						10,613				11,305		9,596	10,000
Average Annual Return, Percent		13.86%						5.61%											6.06%
MSCI US REIT Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI US REIT Index
Account Value	17,654	$ 17,654	17,654	17,654	17,654	17,654	17,654	$ 17,654	17,654	17,654	17,654	17,654	17,654	17,654	17,654	17,654	17,654	17,654	$ 17,654				15,147						14,347		16,256				13,136	12,709	12,203						10,052				11,188		9,588	10,000
Average Annual Return, Percent		16.55%						6.79%											5.85%
ICE US Treasury 1 3 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE US Treasury 1-3 Year Bond Index
Account Value	10,771	$ 10,771	10,771	$ 10,771	10,771	10,771	10,771	$ 10,771	10,771	10,771	10,771	10,771	10,771	10,771	10,771	10,771	10,771	10,771	$ 10,771	10,626	10,574	10,299	10,230	10,120		9,986	9,964	10,000
Average Annual Return, Percent		5.28%		4.32%
ICE US Treasury 3 10 Year Bond Index Total Return in USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE US Treasury 3-10 Year Bond Index Total Return in USD
Account Value	10,461	$ 10,461	10,461	$ 10,461	10,461	10,461	10,461	10,461	10,461	10,461	10,461	10,461	10,461	10,461	10,461	10,461	10,461	10,461	10,461	10,318	10,383	9,919	9,930	9,796		9,749	9,896	10,000
Average Annual Return, Percent		5.36%		3.09%
ICE US Treasury 20 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE US Treasury 20+ Year Bond Index
Account Value	$ 9,350	$ 9,350	9,350	$ 9,350	9,350	9,350	9,350	9,350	9,350	9,350	9,350	9,350	9,350	9,350	9,350	9,350	9,350	9,350	9,350	$ 9,392	$ 9,563	$ 8,868	9,126	$ 8,792		$ 9,187	$ 9,703	$ 10,000
Average Annual Return, Percent		2.46%		(2.38%)
Bloomberg High Yield Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Bond Index
Account Value	$ 15,305	$ 15,305	15,305	$ 15,305	15,305	15,305	15,305	$ 15,305	15,305	15,305	15,305	15,305	15,305	15,305	15,305	15,305	15,305	15,305	$ 15,305				14,156						13,071		14,419				13,937	13,762	12,029						11,248				10,738		10,210	10,000
Average Annual Return, Percent	8.12%							2.15%											4.35%
Bloomberg 65 High Grade Index 35 High Yield Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 65% High Grade Index / 35% High Yield Total Return Index
Account Value	$ 13,505	$ 13,505	13,505	13,505	13,505	13,505	13,505	$ 13,505	13,505	13,505	13,505	13,505	13,505	13,505	13,505	13,505	13,505	13,505	$ 13,505				12,893						12,115		12,970				12,871	12,715	11,437						10,881				10,535		10,332	10,000
Average Annual Return, Percent		4.74%						1.21%											3.05%
Bloomberg 1 3 Year U S Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Account Value	$ 11,844	$ 11,844	$ 11,844	$ 11,844	$ 11,844	$ 11,844	$ 11,844	$ 11,844	$ 11,844	$ 11,844	$ 11,844	$ 11,844	$ 11,844	$ 11,844	$ 11,844	$ 11,844	$ 11,844	$ 11,844	$ 11,844				$ 11,222						$ 10,730		$ 11,007				$ 11,188	$ 10,976	$ 10,465						$ 10,207				$ 10,194		$ 10,091	$ 10,000
Average Annual Return, Percent		5.54%						1.53%											1.71%